[LOGO] FIRST AMERICAN FUNDS                DECEMBER 31, 2001



                                           FUND PROFILES

                                           FIRST AMERICAN STRATEGY FUNDS, INC.


                                           ASSET CLASS -- ASSET ALLOCATION FUNDS



                        STRATEGY ALLOCATION
                                      FUNDS

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS A SHARES


                                           AGGRESSIVE ALLOCATION FUND
                                           GLOBAL GROWTH ALLOCATION FUND
                                           GROWTH ALLOCATION FUND
                                           GROWTH & INCOME ALLOCATION FUND
                                           INCOME ALLOCATION FUND







                                           THESE PROFILES ARE INTENDED FOR USE
                                           IN CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND ARE NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THESE PROFILES SUMMARIZE KEY
                                           INFORMATION ABOUT THE FUNDS THAT ARE
                                           INCLUDED IN THE FUNDS' PROSPECTUS.
                                           THE FUNDS' PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUNDS, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUNDS THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUNDS AT NO COST BY
                                           CALLING FIRST AMERICAN FUNDS
                                           INVESTOR SERVICES AT 800 677-FUND,
                                           OR BY CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN STRATEGY ALLOCATION FUNDS

--------------------------------------------------------------------------------
OBJECTIVES


STRATEGY AGGRESSIVE ALLOCATION FUND seeks a high level of capital growth.

STRATEGY GLOBAL GROWTH ALLOCATION FUND seeks capital growth.

STRATEGY GROWTH ALLOCATION FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH & INCOME ALLOCATION FUND seeks both capital growth and current income.

STRATEGY INCOME ALLOCATION FUND seeks a high level of current income consistent with limited risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Allocation Fund, Strategy Growth Allocation Fund and Strategy Global Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Strategy Funds invest include the 11 equity funds and three fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                                                                              Growth &
                                 Aggressive         Global Growth     Growth Allocation  Income Allocation  Income Allocation
                               Allocation Fund     Allocation Fund          Fund                Fund               Fund
-----------------------------------------------------------------------------------------------------------------------------
                                 MIN       MAX      MIN       MAX       MIN       MAX       MIN       MAX       MIN       MAX
-----------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE          60%      100%      65%      100%       50%       90%       35%       75%       15%       45%
Equity Income Fund                0%       15%       0%       10%        0%       25%        0%       35%        0%       45%
Equity Index Fund                 0%       80%       0%       65%        0%       75%        0%       60%        0%       35%
Large Cap Growth Fund             5%       50%       0%       40%        5%       45%        5%       40%        0%       25%
Large Cap Value Fund              5%       50%       0%       40%        5%       45%        5%       40%        0%       25%
Mid Cap Growth Fund               0%       40%       0%       25%        0%       30%        0%       20%        0%       10%
Mid Cap Value Fund                0%       40%       0%       25%        0%       30%        0%       20%        0%       10%
Small Cap Growth Fund             0%       40%       0%       25%        0%       30%        0%       20%        0%       10%
Small Cap Value Fund              0%       40%       0%       25%        0%       30%        0%       20%        0%       10%
Real Estate Securities Fund       0%       15%       0%       10%        0%       15%        0%       15%        0%       15%
International Fund                0%       35%      15%       80%        0%       30%        0%       25%        0%       15%
Emerging Markets Fund             0%       15%       0%       40%        0%       15%        0%       10%        0%        5%

FIXED INCOME FUNDS AS A WHOLE     0%       40%       0%        0%       10%       50%       25%       65%       55%       85%
Fixed Income Fund                 0%       40%       0%        0%        0%       50%       10%       65%       25%       85%
Strategic Income Fund             0%       15%       0%        0%       10%       20%        0%       20%        0%       25%
High Yield Bond Fund              0%       20%       0%        0%        0%       20%        0%       20%        0%       25%

PRIME OBLIGATIONS FUND            0%       35%       0%       35%        0%       35%        0%       35%        0%       35%
-----------------------------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-FUND.


--------------------------------------------------------------------------------
          NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                   1     FUND PROFILE - First American Strategy Allocation Funds

FIRST AMERICAN STRATEGY ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

ACTIVE MANAGEMENT Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

ADDITIONAL EXPENSES Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fees and Expenses."

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS The funds are subject to the risks of the underlying funds in which they invest. These risks include:

o The underlying funds (other than Equity Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.
o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.
o Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund and International Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.
o Mid Cap Growth Fund and Small Cap Growth Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.
o Mid Cap Growth Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.
o Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.
o International Fund, Emerging Markets Fund and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.
o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.
o Equity Index Fund is subject to risks associated with its use of options, futures contracts and options on futures contracts if securities prices do not move in the direction anticipated by the fund's advisor when entering into the options or the futures contracts.
o Each fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and swaps if securities prices do not move in the direction anticipated by each fund's advisor when entering into the derivative instrument.
o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).
o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.
o Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.
o To generate additional income, most of the underlying funds lend their portfolio securities to broker-dealers, banks and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.
o Each of Strategic Income Fund and High Yield Bond Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." (High Yield Bond Fund invests primarily in these securities.) In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.
o Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

POSSIBLE CONFLICTS OF INTEREST The funds and the underlying funds have the same officers, directors and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.


                   2     FUND PROFILE - First American Strategy Allocation Funds

FIRST AMERICAN STRATEGY ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE

The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar charts show you how the performance of each fund's shares has varied from year to year. The tables compare each fund's performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment.

The Strategy Allocation Funds offer Class A shares at net asset value (without the 5.50% sales load typically charged for these shares) in the U.S. Bancorp 401(k) Savings Plan. However, because the funds have not offered Class A shares for a full calendar year, performance information presented is for other classes of shares offered by the funds, which are unavailable for investment in the 401(k) Savings Plan.

For Aggressive Allocation Fund, Growth Allocation Fund, Growth & Income Allocation Fund, and Income Allocation Fund, the performance information presented is for Class S shares. Class S shares and Class A shares are invested in the same portfolio of securities and have similar operating expenses, and so will have similar returns. For Global Growth Allocation Fund, the performance information presented is for Class Y (Institutional) shares of its predecessor fund, Firstar Global Equity Fund. These shares had lower operating expenses than the Class A shares offered in this profile, and so will have higher returns.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund's performance would be reduced.

STRATEGY AGGRESSIVE ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)

[BAR CHART]

18.01%    7.36%    26.49%    -1.75%
--------------------------------------------------------------------------------
 1997     1998      1999      2000      2001

Best Quarter:
Quarter ending   December 31, 1999       20.43%

Worst Quarter:
Quarter ending   September 30, 1998     (14.93)%

AVERAGE ANNUAL TOTAL RETURNS                   Inception                               Since
AS OF 12/31/01                                      Date   One Year   Five Years   Inception
--------------------------------------------------------------------------------------------
Strategy Aggressive Allocation Fund (Class S)    10/1/96          %            %           %
--------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)                          %            %           %
--------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)                            %            %           %
--------------------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(2)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.


                   3     FUND PROFILE - First American Strategy Allocation Funds

FIRST AMERICAN STRATEGY ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

STRATEGY GLOBAL GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class Y (Institutional))(1)

[BAR CHART]

 8.51%    37.25%    -13.71%
--------------------------------------------------------------------------------
 1998      1999       2000     2001

Best Quarter:
Quarter ending   December 31, 1999       25.23%

Worst Quarter:
Quarter ending   September 30, 1998     (15.65)%

AVERAGE ANNUAL TOTAL RETURNS(1)                      Inception                  Since
AS OF 12/31/01                                            Date   One Year   Inception
-------------------------------------------------------------------------------------
Strategy Global Growth Allocation Fund(2)
(Class Y (Institutional))                              12/3/97          %           %
-------------------------------------------------------------------------------------
Morgan Stanley Capital International World Index(2)                     %           %
-------------------------------------------------------------------------------------
Morgan Stanley Capital International Europe,
Australasia, Far East Index(2)                                          %           %
-------------------------------------------------------------------------------------

(1)On 9/24/01, the Global Growth Allocation Fund became the successor by merger to the Firstar Global Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to 9/24/01 represents that of the Firstar Global Equity Fund Class Y (Institutional) shares. Firstar Global Equity Fund Class Y (institutional shares) was organized on 12/11/00 and, prior to that, was a separate series of Firstar Stellar Funds, Inc. Performance presented prior to 12/11/00, represents that of the predecessor Stellar Fund which offered only one class of shares with a 0.25% Rule 12b-1 fee. Class Y shares do not have a Rule 12b-1 fee.

(2)The Morgan Stanley Capital International World Index (MSCI World Index) is an unmanaged market capitalization-weighted index comprised of common stocks of companies located in 22 countries in North America (including the U.S.), Europe and the Asia/Pacific region. The MSCI World Index is available in both local currency and U.S. dollar terms. Previously, the fund used the MSCI Europe, Australasia, Far East Index (MSCI EAFE Index) as a benchmark. The MSCI EAFE Index is an unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. Going forward, the fund will use the MSCI World Index, because its composition better matches the fund's investment objectives and strategies. The since inception performance of the index is calculated from 12/31/97.


STRATEGY GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)

[BAR CHART]

16.36%    7.52%    19.13%     1.13%
--------------------------------------------------------------------------------
 1997     1998      1999      2000     2001

Best Quarter:
Quarter ending   December 31, 1999       14.91%

Worst Quarter:
Quarter ending   September 30, 1998     (11.92)%

AVERAGE ANNUAL TOTAL RETURNS(1)             Inception                                Since
AS OF 12/31/01                                   Date    One Year   Five Years   Inception
------------------------------------------------------------------------------------------
Strategy Growth Allocation Fund (Class S)     10/1/96           %           %            %
------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)                        %           %            %
------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)                          %           %            %
------------------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(2)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.


                   4     FUND PROFILE - First American Strategy Allocation Funds

FIRST AMERICAN STRATEGY ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

STRATEGY GROWTH & INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)

[BAR CHART]

13.96%    8.20%    13.15%     2.07%
--------------------------------------------------------------------------------
 1997     1998      1999      2000      2001

Best Quarter:
Quarter ending   December 31, 1999      10.33%

Worst Quarter:
Quarter ending   September 30, 1998     (8.30)%

AVERAGE ANNUAL TOTAL RETURNS                           Inception                                Since
AS OF 12/31/01                                              Date    One Year   Five Years   Inception
-----------------------------------------------------------------------------------------------------
Strategy Growth and Income Allocation Fund (Class S)     10/1/96           %            %           %
-----------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)                                   %            %           %
-----------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)                                     %            %           %
-----------------------------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(2)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.


STRATEGY INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)

[BAR CHART]

12.72%    8.46%    -0.39%     7.61%
--------------------------------------------------------------------------------
 1997     1998      1999      2000      2001

Best Quarter:
Quarter ending   June 30, 1997           4.87%

Worst Quarter:
Quarter ending   September 30, 1999     (2.43)%

AVERAGE ANNUAL TOTAL RETURNS                Inception                                Since
AS OF 12/31/01                                   Date    One Year   Five Years   Inception
------------------------------------------------------------------------------------------
Strategy Income Allocation Fund (Class S)     10/1/96           %            %           %
------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(1)                        %            %           %
------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(2)                          %            %           %
------------------------------------------------------------------------------------------

(1)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 10/31/96.

(2)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 10/31/96.


                   5     FUND PROFILE - First American Strategy Allocation Funds

FIRST AMERICAN STRATEGY ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                                           Global                    Growth &
                                                         Aggressive        Growth        Growth        Income        Income
                                                         Allocation    Allocation    Allocation    Allocation    Allocation
                                                               Fund          Fund          Fund          Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
 (AS A PERCENTAGE OF OFFERING PRICE)(1)                        None          None          None          None          None

 MAXIMUM DEFERRED SALES CHARGE (LOAD)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS, WHICHEVER IS LESS)                       None          None          None          None          None

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------
 Management Fees                                              0.25%         0.25%         0.25%         0.25%         0.25%
 Distribution and Service (12b-1) Fees                        0.25%         0.25%         0.25%         0.25%         0.25%
 Other Expenses                                               0.41%         0.41%         0.41%         0.41%         0.41%
 Total Annual Fund Operating Expenses                         0.91%         0.91%         0.91%         0.91%         0.91%
 Waiver of Fund Expenses                                     (0.51)%       (0.51)%       (0.51)%       (0.51)%       (0.51)%
 NET EXPENSES(2)                                              0.40%         0.40%         0.40%         0.40%         0.40%
---------------------------------------------------------------------------------------------------------------------------

(1)Class A shares of the funds sold through the U.S. Bancorp 401(k) Savings Plan are offered at net asset value (without a sales charge). These shares typically impose a front-end sales charge of 5.50%.

(2)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(3)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, so that Net Expenses for each fund do not exceed 0.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 at the discretion of the service providers.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below. The information below is based on contractual fee waivers and expense reimbursements in place until September 30, 2002. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002.

                                                                  Global                          Growth &
RANGES OF COMBINED DIRECT                    Aggressive           Growth           Growth           Income           Income
AND INDIRECT EXPENSE RATIOS                  Allocation       Allocation       Allocation       Allocation       Allocation
AS A PERCENTAGE OF AVERAGE NET ASSETS(1)           Fund             Fund             Fund             Fund             Fund
---------------------------------------------------------------------------------------------------------------------------
                                         0.77% to 1.51%   0.88% to 1.73%   0.83% to 1.49%   0.85% to 1.42%   0.97% to 1.32%
---------------------------------------------------------------------------------------------------------------------------

(1)The underlying funds' advisor has contractually agreed to to waive fees until September 30, 2002 so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2002 so that total operating expenses for each fund do not exceed 0.15%. If these waivers and reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 1.32% to 1.99% for Aggressive Allocation Fund, 1.40% to 2.21% for Global Growth Allocation Fund, 1.35% to 1.96% for Growth Allocation Fund, 1.36% to 1.85% for Growth & Income Allocation Fund, and 1.37% to 1.83% for Income Allocation Fund.


                   6     FUND PROFILE - First American Strategy Allocation Funds

FIRST AMERICAN STRATEGY ALLOCATION FUNDS CONTINUED

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                                                                                 Growth &
                   Aggressive       Global Growth              Growth              Income             Income
              Allocation Fund     Allocation Fund     Allocation Fund     Allocation Fund    Allocation Fund
------------------------------------------------------------------------------------------------------------
   1 year             $                   $                   $                   $                  $
   3 years            $                   $                   $                   $                  $
   5 years            $                   $                   $                   $                  $
  10 years            $                   $                   $                   $                  $

UNDERLYING FUND EXPENSE RATIOS

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on contractual fee waivers and expense reimbursements in place until September 30, 2002. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002.(1)

  Underlying Fund                                              Expense Ratio
--------------------------------------------------------------------------------
  Equity Income Fund                                                   0.90%
  Equity Index Fund                                                    0.37%
  Large Cap Growth Fund                                                0.90%
  Large Cap Value Fund                                                 0.90%
  Mid Cap Growth Fund                                                  0.95%
  Mid Cap Value Fund                                                   0.95%
  Small Cap Growth Fund                                                0.98%
  Small Cap Value Fund                                                 0.98%
  Real Estate Securities Fund                                          0.98%
  International Fund                                                   1.35%
  Emerging Markets Fund                                                1.45%
  Fixed Income Fund                                                    0.70%
  High Yield Bond Fund                                                 0.98%
  Strategic Income Fund                                                0.95%
  Prime Obligations Fund                                               0.48%
--------------------------------------------------------------------------------

(1)In the absence of contractual fee waivers and expense reimbursements, expense ratios for the funds would be higher. Based on the funds' most recently completed fiscal year, restated to reflect current fees, the expense ratios for the funds are as follows: Equity Income Fund, 0.95%; Equity Index Fund, 0.54%; Large Cap Growth Fund, 0.94%; Large Cap Value Fund, 0.95%; Mid Cap Growth Fund, 1.04%; Mid Cap Value Fund, 1.02%; Small Cap Growth Fund, 1.00%; Small Cap Value Fund, 1.01%; Real Estate Securities Fund, 1.12%; International Fund, 1.38%; Emerging Markets Fund, 1.59%; Fixed Income Fund, 0.78%; High Yield Bond Fund, 1.02%; Strategic Income Fund, 1.01%; and Prime Obligations Fund, 0.50%. Expense ratios for High Yield Bond Fund are estimated as that fund has not been offered for a full fiscal year.


                   7     FUND PROFILE - First American Strategy Allocation Funds

FIRST AMERICAN STRATEGY ALLOCATION FUNDS CONTINUED

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MANAGEMENT OF THE FUND

U.S. Bancorp Asset Management, Inc., is the funds' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2001, U.S. Bancorp Asset Management and its affiliates had more than $114 billion in assets under management, including investment company assets of more than $51 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds' business and investment activities, subject to the authority of the funds' board of directors.

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

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REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70 1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59 1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.rsweb.com/60587.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC, which is located in Milwaukee, WI 53202, and is an affiliate of the investment advisor.

09/2001


                   8     FUND PROFILE - First American Strategy Allocation Funds